Selling, general and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Selling, general and administrative expenses
Personnel expenses	€ 94,251	€ 40,082	€ 18,292
Consulting fees	42,459	16,343	5,472
Supervisory board	4,243	2,792	1,088
Other Expenses	8,414	5,352	2,619
Total	€ 149,367	€ 64,569	€ 27,471